Accumulated Other Comprehensive Income (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	¥ (428,079)	¥ 485,145
Total before tax	(1,684,934)	(1,344,077)
Income tax expense	437,006	348,694
Net of tax	(1,247,928)	(995,383)
Equity in earnings of equity method investees—net	(390,670)	(316,339)
Other non-interest expenses	(332,761)	(235,038)
Other non-interest income	(255,314)	(109,559)
Amount reclassified out of Accumulated OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	58,816	(4,152)
Income tax expense	(18,733)	1,993
Net of tax	40,083	(2,159)
Amount reclassified out of Accumulated OCI | Net losses (gains) on sales and redemptions of Available-for-sale debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	82,656	(2,687)
Amount reclassified out of Accumulated OCI | Impairment losses on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	0	12,798
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	327	31
Total before tax	82,983	10,142
Income tax expense	(26,602)	(3,467)
Net of tax	56,381	6,675
Amount reclassified out of Accumulated OCI | Net debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	297	448
Income tax expense	(94)	(137)
Net of tax	203	311
Equity in earnings of equity method investees—net	297	448
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	3,292	9,292
Income tax expense	(658)	(1,858)
Net of tax	2,634	7,434
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange gains (losses)—net	3,292	9,292
Amount reclassified out of Accumulated OCI | Net actuarial gain
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(13,313)	(8,665)
Amount reclassified out of Accumulated OCI | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(369)	(996)
Amount reclassified out of Accumulated OCI | Gain on settlements and curtailment, and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(8,657)	(7,549)
Amount reclassified out of Accumulated OCI | Defined benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(22,339)	(17,210)
Income tax expense	7,111	5,274
Net of tax	(15,228)	(11,936)
Amount reclassified out of Accumulated OCI | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(5,417)	(6,824)
Income tax expense	1,510	2,181
Net of tax	(3,907)	(4,643)
Other non-interest income	¥ (5,417)	¥ (6,824)